Inventory (Schedule of Inventories) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Handsets	₪ 45	₪ 38
Accessories	10	8
Spare parts	18	20
Inventory	₪ 73	₪ 66